Schedule of Reconciliation Statement of Common Stock Held By FPA (Details)	12 Months Ended
Dec. 31, 2025 USD ($) shares
Common stock held, Beginning Shares | shares	183,368
Common stock held, Beginning Amount | $	$ 4,584,221
Less: reclassification to additional paid-in capital, Shares | shares
Less: reclassification to additional paid-in capital, Amount | $	$ (4,584,221)
Less: issuance of Series B Preferred Stock and Series B Warrants as per the Exchange and Cancellation Agreements, Shares | shares	(183,368)
Less: issuance of Series B Preferred Stock and Series B Warrants as per the Exchange and Cancellation Agreements, Amount | $
Common stock held, Ending Shares | shares
Common stock held, Ending Amount | $
Vellar [Member]
Common stock held, Beginning Shares | shares	48,560
Common stock held, Beginning Amount | $	$ 1,214,005
Less: reclassification to additional paid-in capital, Shares | shares
Less: reclassification to additional paid-in capital, Amount | $	$ (1,214,005)
Less: issuance of Series B Preferred Stock and Series B Warrants as per the Exchange and Cancellation Agreements, Shares | shares	(48,560)
Less: issuance of Series B Preferred Stock and Series B Warrants as per the Exchange and Cancellation Agreements, Amount | $
Common stock held, Ending Shares | shares
Common stock held, Ending Amount | $
Midtown East [Member]
Common stock held, Beginning Shares | shares	75,896
Common stock held, Beginning Amount | $	$ 1,897,405
Less: reclassification to additional paid-in capital, Shares | shares
Less: reclassification to additional paid-in capital, Amount | $	$ (1,897,405)
Less: issuance of Series B Preferred Stock and Series B Warrants as per the Exchange and Cancellation Agreements, Shares | shares	(75,896)
Less: issuance of Series B Preferred Stock and Series B Warrants as per the Exchange and Cancellation Agreements, Amount | $
Common stock held, Ending Shares | shares
Common stock held, Ending Amount | $
Verdun [Member]
Common stock held, Beginning Shares | shares	58,912
Common stock held, Beginning Amount | $	$ 1,472,811
Less: reclassification to additional paid-in capital, Shares | shares
Less: reclassification to additional paid-in capital, Amount | $	$ (1,472,811)
Less: issuance of Series B Preferred Stock and Series B Warrants as per the Exchange and Cancellation Agreements, Shares | shares	(58,912)
Less: issuance of Series B Preferred Stock and Series B Warrants as per the Exchange and Cancellation Agreements, Amount | $
Common stock held, Ending Shares | shares
Common stock held, Ending Amount | $